UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03752

AMG FUNDS III

(Exact name of registrant as specified in charter)

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Address of principal executive offices) (Zip code)

AMG Funds LLC

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: December 31st

Date of reporting period: MARCH 31, 2014	(1st Quarter End Portfolio Holdings)

Item 1. SCHEDULE OF INVESTMENTS.

Managers Special Equity Fund

Schedule of Portfolio Investments

March 31, 2014 (unaudited)

	Shares	Value
Common Stocks - 96.8%
Consumer Discretionary - 17.8%
2U, Inc.*	9,671	$132,009
ANN, Inc.*	13,191	547,163
Asbury Automotive Group, Inc.*	31,160	1,723,460
Brown Shoe Co., Inc.	18,900	501,606
Brunswick Corp.	34,848	1,578,266
Buffalo Wild Wings, Inc.*	5,573	829,820
Capella Education Co.	31,867	2,012,401
The Cheesecake Factory, Inc.	8,515	405,569
The Children’s Place Retail Stores, Inc.	5,817	289,745
Chuy’s Holdings, Inc.*	12,973	559,655
Columbia Sportswear Co.	2,373	196,128
Coupons.com, Inc.*,1	6,608	162,887
Cracker Barrel Old Country Store, Inc.	12,067	1,173,395
Crocs, Inc.*	31,402	489,871
Dana Holding Corp.	16,451	382,815
Deckers Outdoor Corp.*	11,540	920,084
DeVry Education Group, Inc.	17,185	728,472
DineEquity, Inc.	5,100	398,157
Domino’s Pizza, Inc.	10,906	839,435
Dorman Products, Inc.*	17,760	1,048,906
Drew Industries, Inc.	8,800	476,960
Express, Inc.*	72,601	1,152,903
Fiesta Restaurant Group, Inc.*	8,891	405,341
Genesco, Inc.*	6,682	498,277
G-III Apparel Group, Ltd.*	30,197	2,161,501
GNC Holdings, Inc., Class A	8,125	357,663
Grand Canyon Education, Inc.*	10,808	504,734
Group 1 Automotive, Inc.	14,950	981,617
HomeAway, Inc.*	13,978	526,551
iRobot Corp.*	25,466	1,045,379
ITT Educational Services, Inc.*,1	33,300	955,044
Kate Spade & Co.*	17,844	661,834
Krispy Kreme Doughnuts, Inc.*	67,000	1,187,910
La-Z-Boy, Inc.	10,400	281,840
LifeLock, Inc.*	48,230	825,215
Lithia Motors, Inc., Class A	13,352	887,374
Lumber Liquidators Holdings, Inc.*	3,483	326,705
Meritage Homes Corp.*	29,190	1,222,477
Monro Muffler Brake, Inc.	7,568	430,468
Multimedia Games Holding Co., Inc.*	15,500	450,120
Nutrisystem, Inc.	15,600	235,092
Overstock.com, Inc.*	17,700	348,690

	Shares	Value
Papa John’s International, Inc.	11,459	$597,128
Pier 1 Imports, Inc.	84,730	1,599,702
Pool Corp.	4,600	282,072
Red Robin Gourmet Burgers, Inc.*	25,300	1,813,504
Rentrak Corp.*	8,145	490,981
Restoration Hardware Holdings, Inc.*	21,236	1,562,758
RetailMeNot, Inc.*	11,945	382,240
Sally Beauty Holdings, Inc.*	6,807	186,512
Select Comfort Corp.*	8,523	154,096
Sonic Corp.*	111,303	2,536,595
Steven Madden, Ltd.*	42,010	1,511,520
Sturm Ruger & Co., Inc.	11,047	660,611
Tenneco, Inc.*	14,396	835,976
Tower International, Inc.*	19,300	525,346
Tumi Holdings, Inc.*	1,400	31,682
Tupperware Brands Corp.	8,639	723,603
Vera Bradley, Inc.*	2,200	59,378
Total Consumer Discretionary		44,797,243

Consumer Staples - 5.4%
The Boston Beer Co., Inc., Class A*	2,091	511,730
Casey’s General Stores, Inc.	8,357	564,850
Coca-Cola Bottling Co. Consolidated	1,715	145,741
The Fresh Market, Inc.*	34,802	1,169,347
The Hain Celestial Group, Inc.*	12,927	1,182,432
Inter Parfums, Inc.	51,212	1,854,387
J&J Snack Foods Corp.	14,320	1,374,290
Medifast, Inc.*	13,572	394,809
Nu Skin Enterprises, Inc., Class A	7,422	614,913
Omega Protein Corp.*	32,000	386,240
Spectrum Brands Holdings, Inc.	8,056	642,063
TreeHouse Foods, Inc.*	23,056	1,659,801
United Natural Foods, Inc.*	13,147	932,385
USANA Health Sciences, Inc.*	17,809	1,341,730
The WhiteWave Foods Co., Class A*	28,977	827,004
Total Consumer Staples		13,601,722

Energy - 4.7%
CARBO Ceramics, Inc.	6,865	947,301
Carrizo Oil & Gas, Inc.*	3,800	203,148
Delek US Holdings, Inc.	22,838	663,216
EXCO Resources, Inc.	4,900	27,440
Exterran Holdings, Inc.	8,827	387,329
GasLog, Ltd.	44,248	1,030,536
Helix Energy Solutions Group, Inc.*	12,100	278,058
Kodiak Oil & Gas Corp.*	14,000	169,960

Managers Special Equity Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Energy - 4.7% (continued)
Matador Resources Co.*	86,880	$2,127,691
Matrix Service Co.*	15,500	523,590
Pacific Drilling SA*	103,512	1,126,211
PDC Energy, Inc.*	33,340	2,075,748
Rice Energy, Inc.*	19,811	522,812
RigNet, Inc.*	10,121	544,813
Stone Energy Corp.*	18,764	787,525
W&T Offshore, Inc.	11,159	193,162
Western Refining, Inc.	2,253	86,966
Total Energy		11,695,506

Financials - 8.5%
AmTrust Financial Services, Inc.	15,581	586,001
Artisan Partners Asset Management, Inc., Class A	4,535	291,374
Bank of the Ozarks, Inc.	28,153	1,916,093
Cash America International, Inc.	8,077	312,741
Credit Acceptance Corp.*	2,361	335,616
E*TRADE Financial Corp.*	44,373	1,021,466
Evercore Partners, Inc., Class A	27,748	1,533,078
Financial Engines, Inc.	1,058	53,725
Greenhill & Co., Inc.	394	20,480
HCI Group, Inc.	2,100	76,440
Hilltop Holdings, Inc.*	63,281	1,505,455
Home BancShares, Inc.	30,720	1,057,382
Iberiabank Corp.	40,190	2,819,329
Infinity Property & Casualty Corp.	5,600	378,728
MarketAxess Holdings, Inc.	27,010	1,599,532
The Navigators Group, Inc.*	1,500	92,085
Portfolio Recovery Associates, Inc.*	10,301	596,016
PrivateBancorp, Inc.	88,260	2,692,813
Signature Bank*	3,853	483,898
Springleaf Holdings, Inc.*	26,961	678,069
Stifel Financial Corp.*	17,142	852,986
SVB Financial Group*	3,998	514,862
Texas Capital Bancshares, Inc.*	22,420	1,455,955
WisdomTree Investments, Inc.*,1	12,190	159,933
World Acceptance Corp.*,1	5,380	403,930
Total Financials		21,437,987

Health Care - 18.1%
ACADIA Pharmaceuticals, Inc.*,1	12,406	301,838
Agios Pharmaceuticals, Inc.*	4,373	171,203
Air Methods Corp.*	35,650	1,904,780
Akorn, Inc.*	97,050	2,135,100
Align Technology, Inc.*	27,478	1,423,085

	Shares	Value
Alnylam Pharmaceuticals, Inc.*	1,939	$130,184
Amicus Therapeutics, Inc.*	35,800	74,106
AMN Healthcare Services, Inc.*	39,940	548,776
Anika Therapeutics, Inc.*	15,500	637,050
athenahealth, Inc.*	693	111,046
Cambrex Corp.*	49,886	941,349
Cantel Medical Corp.	37,326	1,258,633
Celldex Therapeutics, Inc.*	13,190	233,067
Centene Corp.*	70,075	4,362,169
Cepheid, Inc.*	17,699	912,914
Chemed Corp.	15,544	1,390,411
Clovis Oncology, Inc.*	2,005	138,886
Cyberonics, Inc.*	13,396	874,089
Cytokinetics, Inc.*	27,400	260,300
DexCom, Inc.*	35,921	1,485,693
Emergent Biosolutions, Inc.*	7,000	176,890
ExamWorks Group, Inc.*	16,162	565,832
Fluidigm Corp.*	15,265	672,729
Foundation Medicine, Inc.*,1	9,130	295,538
Gentiva Health Services, Inc.*	29,700	270,864
Globus Medical, Inc., Class A*	23,002	611,623
ICON PLC*	38,960	1,852,548
Impax Laboratories, Inc.*	31,344	828,108
Insmed, Inc.*	7,700	146,608
Insulet Corp.*	12,948	613,994
Insys Therapeutics, Inc.*	11,276	467,144
Integra LifeSciences Holdings Corp.*	8,614	396,158
InterMune, Inc.*	14,596	488,528
Invacare Corp.	4,665	88,962
IPC The Hospitalist Co., Inc.*	2	98
Isis Pharmaceuticals, Inc.*,1	17,121	739,798
Keryx Biopharmaceuticals, Inc.*,1	11,000	187,440
Lannett Co., Inc.*	47,679	1,703,094
Ligand Pharmaceuticals, Inc.*	5,586	375,714
Medidata Solutions, Inc.*	36,422	1,979,172
MWI Veterinary Supply, Inc.*	2,629	409,125
Neogen Corp.*	23,167	1,041,357
NuVasive, Inc.*	6,100	234,301
OncoGenex Pharmaceutical, Inc.*	21,500	252,840
Owens & Minor, Inc.	9,279	325,043
PAREXEL International Corp.*	67,352	3,643,069
Prestige Brands Holdings, Inc.*	30,520	831,670
The Providence Service Corp.*	15,700	443,996
Puma Biotechnology, Inc.*	2,526	263,058
Questcor Pharmaceuticals, Inc.	11,780	764,875

Managers Special Equity Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Health Care - 18.1% (continued)
Receptos, Inc.*	8,534	$357,916
Sarepta Therapeutics, Inc.*	6,827	164,053
Seattle Genetics, Inc.*	3,496	159,278
Spectranetics Corp.*	11,634	352,627
STERIS Corp.	5,420	258,805
Sunesis Pharmaceuticals, Inc.*	28,300	187,063
Synageva BioPharma Corp.*	4,828	400,579
Team Health Holdings, Inc.*	22,618	1,012,155
Tetraphase Pharmaceuticals, Inc.*	12,500	136,125
TG Therapeutics, Inc.*,1	26,000	179,400
Threshold Pharmaceuticals, Inc.*,1	26,700	127,092
Triple-S Management Corp., Class B*	13,300	214,662
US Physical Therapy, Inc.	9,000	311,130
Vanda Pharmaceuticals, Inc.*	14,600	237,250
Verastem, Inc.*,1	16,500	178,035
WellCare Health Plans, Inc.*	9,153	581,399
Wright Medical Group, Inc.*	4,304	133,725
Zeltiq Aesthetics, Inc.*	29,059	569,847
ZIOPHARM Oncology, Inc.*,1	20,400	93,432
Total Health Care		45,619,429

Industrials - 16.1%
Acuity Brands, Inc.	11,434	1,515,806
The Advisory Board Co.*	23,170	1,488,673
Air Lease Corp.	27,795	1,036,476
Alaska Air Group, Inc.	10,861	1,013,440
Altra Industrial Motion Corp.	21,664	773,405
American Science & Engineering, Inc.	7,435	499,409
Applied Industrial Technologies, Inc.	3,095	149,303
Astronics Corp.*	8,949	567,456
Avis Budget Group, Inc.*	14,266	694,754
Beacon Roofing Supply, Inc.*	36,390	1,406,837
Chart Industries, Inc.*	14,660	1,166,203
CIRCOR International, Inc.	7,400	542,642
Comfort Systems USA, Inc.	20,300	309,372
Deluxe Corp.	30,200	1,584,594
DXP Enterprises, Inc.*	8,688	824,752
EnerSys, Inc.	54,841	3,799,933
Exponent, Inc.	6,800	510,408
Federal Signal Corp.*	6,700	99,830
Generac Holdings, Inc.	33,815	1,994,071
Healthcare Services Group, Inc.	99,360	2,887,402
Hexcel Corp.*	7,834	341,092
Huron Consulting Group, Inc.*	2,800	177,464
Hyster-Yale Materials Handling, Inc.	4,964	483,990

	Shares	Value
JetBlue Airways Corp.*	67,088	$582,995
The KEYW Holding Corp.*,1	45,450	850,370
Knoll, Inc.	13,108	238,435
The Manitowoc Co., Inc.	22,759	715,771
Matson, Inc.	28,490	703,418
The Middleby Corp.*	4,542	1,200,042
On Assignment, Inc.*	22,497	868,159
Paylocity Holding Corp.*	6,644	159,788
Proto Labs, Inc.*	11,630	787,002
RBC Bearings, Inc.*	2,618	166,767
Rexnord Corp.*	29,076	842,622
RPX Corp.*	29,440	479,283
Saia, Inc.*	37,220	1,422,176
Spirit Airlines, Inc.*	17,277	1,026,254
TAL International Group, Inc.*	6,865	294,303
Taser International, Inc.*	27,794	508,352
Trex Co., Inc.*	10,400	760,864
UniFirst Corp.	5,000	549,700
United Stationers, Inc.	12,071	495,756
USG Corp.*	20,770	679,594
Wabash National Corp.*	107,500	1,479,200
Wesco Aircraft Holdings, Inc.*	88,780	1,954,048
Total Industrials		40,632,211

Information Technology - 23.1%
ADTRAN, Inc.	6,200	151,342
Anixter International, Inc.	9,917	1,006,774
Applied Micro Circuits Corp.*	129,232	1,279,397
Aruba Networks, Inc.*	142,551	2,672,832
Aspen Technology, Inc.*	29,112	1,233,184
Benefitfocus, Inc.*,1	3,496	164,207
Cardtronics, Inc.*	11,000	427,350
Cavium, Inc.*	17,851	780,624
Ceva, Inc.*	63,770	1,119,801
Ciena Corp.*	14,949	339,940
Cirrus Logic, Inc.*	45,579	905,655
CommVault Systems, Inc.*	13,195	857,015
comScore, Inc.*	15,112	495,522
Concur Technologies, Inc.*	638	63,207
Conversant, Inc.*	15,963	449,358
Cornerstone OnDemand, Inc.*	2,528	121,015
CoStar Group, Inc.*	8,215	1,534,070
Cray, Inc.*	19,336	721,620
CSG Systems International, Inc.	3,300	85,932
Daktronics, Inc.	33,300	479,187
Dealertrack Technologies, Inc.*	14,609	718,617

Managers Special Equity Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Information Technology - 23.1% (continued)
Electronics For Imaging, Inc.*	18,276	$791,534
Ellie Mae, Inc.*	64,812	1,869,178
Envestnet, Inc.*	34,820	1,399,068
EPAM Systems, Inc.*	10,517	346,009
Euronet Worldwide, Inc.*	21,187	881,167
EVERTEC, Inc.	29,190	720,993
FARO Technologies, Inc.*	14,753	781,909
FleetMatics Group PLC*	25,030	837,253
Fusion-io, Inc.*	26,294	276,613
Gogo, Inc.*,1	20,786	426,944
Heartland Payment Systems, Inc.[1]	10,300	426,935
iGATE Corp.*	17,300	545,642
Imperva, Inc.*	48,665	2,710,641
InvenSense, Inc.*	106,394	2,518,346
IPG Photonics Corp.*	8,429	599,133
j2 Global, Inc.	23,145	1,158,407
LogMeln, Inc.*	2,900	130,181
Luxoft Holding, Inc.*	6,790	238,125
Manhattan Associates, Inc.*	38,113	1,335,099
MAXIMUS, Inc.	91,514	4,105,317
Nimble Storage, Inc.*,1	7,935	300,657
OpenTable, Inc.*	24,110	1,854,782
Pandora Media, Inc.*	2,002	60,701
Pegasystems, Inc.	13,094	462,480
Plantronics, Inc.	2,823	125,482
Plexus Corp.*	14,300	573,001
Power Integrations, Inc.	12,602	828,960
Progress Software Corp.*	5,234	114,101
Proofpoint, Inc.*	7,264	269,349
PTC, Inc.*	27,537	975,636
QLIK Technologies, Inc.*	45,340	1,205,591
Rocket Fuel, Inc.*	4,788	205,309
Shutterstock, Inc.*	2,876	208,826
Silicon Laboratories, Inc.*	12,950	676,638
Silver Spring Networks, Inc.*	5,768	100,248
SPS Commerce, Inc.*	25,710	1,579,880
SS&C Technologies Holdings, Inc.*	5,059	202,461
SunEdison, Inc.*	42,156	794,219
SunPower Corp.*	42,023	1,355,662
Synaptics, Inc.*	13,711	822,934
Syntel, Inc.*	7,094	637,751
Tableau Software, Inc., Class A*	2,181	165,930
Take-Two Interactive Software, Inc.*	27,115	594,632
TiVo, Inc.*	38,500	509,355

	Shares	Value
Ubiquiti Networks, Inc.*,1	20,611	$937,182
The Ultimate Software Group, Inc.*	7,510	1,028,870
Ultra Clean Holdings, Inc.*	45,300	595,695
Unisys Corp.*	23,435	713,830
VistaPrint NV*	10,230	503,521
Web.com Group, Inc.*	23,645	804,639
WebMD Health Corp.*,1	11,613	480,778
Xoom Corp.*	4,413	86,142
Yelp, Inc.*	2,039	156,860
Zillow, Inc., Class A*	7,028	619,167
Total Information Technology		58,256,412

Materials - 2.8%
Allegheny Technologies, Inc.	9,800	369,264
American Vanguard Corp.	22,118	478,855
Axiall Corp.	10,247	460,295
Clearwater Paper Corp.*	1,700	106,539
Eagle Materials, Inc.	8,311	736,853
Ferro Corp.*	21,700	296,422
Flotek Industries, Inc.*	27,347	761,614
Globe Specialty Metals, Inc.	4,800	99,936
Minerals Technologies, Inc.	9,610	620,422
Olin Corp.	24,036	663,634
PH Glatfelter Co.	8,200	223,204
Quaker Chemical Corp.	2,200	173,426
Steel Dynamics,, Inc.	24,000	426,960
US Silica Holdings, Inc.[1]	21,910	836,305
Worthington Industries, Inc.	20,944	801,108
Total Materials		7,054,837

Telecommunication Services - 0.3%
Consolidated Communications Holdings, Inc.	6,400	128,064
Inteliquent, Inc.	39,500	573,935
Total Telecommunication Services		701,999
Total Common Stocks (cost $194,070,723)		243,797,345

	Principal Amount
Short-Term Investments - 4.7%
Repurchase Agreements - 1.6%[2]
Citigroup Global Markets Inc., dated 03/31/14, due 04/01/14, 0.090%, total to be received $1,000,003 (collateralized by various U.S. Government Agencies, 0.000% - 10.625%, 04/03/14 - 02/15/41, totaling $1,020,000)	$1,000,000	1,000,000

Managers Special Equity Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Repurchase Agreements - 1.6% (continued)[2]
Daiwa Capital Markets America, dated 03/31/14, due 04/01/14, 0.120%, total to be received $1,000,003 (collateralized by various U.S. Government Agency Obligations, 0.000% - 6.500%, 03/27/17 - 03/01/48, totaling $1,020,000)	$1,000,000	$1,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., dated 03/31/14, due 04/01/14, 0.080%, total to be received $957,958 (collateralized by various U.S. Government Agency Obligations, 1.333% - 5.000%, 11/01/19 - 12/01/44, totaling $977,115)	957,956	957,956
Nomura Securities, Inc., dated 03/31/14, due 04/01/14, 0.100%, total to be received $1,000,003 (collateralized by various U.S. Government Agency Obligations, 0.000% - 6.036%, 04/01/14 - 05/01/47, totaling $1,020,000)	1,000,000	1,000,000
Total Repurchase Agreements		3,957,956

	Shares	Value
Other Investment Companies - 3.1%[3]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.05%	7,875,839	$7,875,839
Total Short-Term Investments (cost $11,833,795)		11,833,795
Total Investments - 101.5% (cost $205,904,518)		255,631,140
Other Assets, less Liabilities - (1.5)%		(3,805,308)
Net Assets - 100.0%		$251,825,832

Managers Bond Fund

Schedule of Portfolio Investments

March 31, 2014 (unaudited)

		Principal Amount†	Value
Asset-Backed Securities - 3.2%
Chase Issuance Trust, Series 2007-B1, Class B-1, 0.405%, 04/15/19 (04/15/14)[4]		$13,540,000	$13,427,225
FAN Engine Securitization, Ltd., Series 2013-1A, Class 1A, 4.625%, 10/15/43 (a)[5]		12,579,367	12,390,676
Global Container Assets, Ltd., Series 2013-1A, Class A2, 3.300%, 11/05/28 (a)		4,270,000	4,253,988
Marriott Vacation Club Owner Trust, Series 2009-2A, Class A, 4.809%, 07/20/31 (a)		3,837,119	3,931,225
Rise, Ltd., Series 2014-1, Class A, 4.750%, 02/15/39[5,6]		23,175,661	23,523,296
Sierra Receivables Funding Co., LLC, Series 2010-2A, Class A, 3.840%, 11/20/25 (a)		4,217,604	4,233,387
Trinity Rail Leasing, L.P.,
Series 2009-1A, Class A, 6.657%, 11/16/39 (a)		4,125,695	4,708,387
Series 2012-1A, Class A1, 2.266%, 01/15/43 (a)		3,249,624	3,170,197
Trip Rail Master Funding LLC, Series 2011-1A, Class A1A, 4.370%, 07/15/41 (a)		7,358,080	7,703,247
World Financial Network Credit Card Master Trust, Series 2010-A, 6.750%, 04/15/19		1,000,000	1,062,565
Total Asset-Backed Securities (cost $76,146,462)			78,404,193
		Shares
Common Stocks - 1.1%
PPG Industries, Inc. (Materials) (cost $10,696,329)		145,736	28,194,087
		Principal Amount†
Corporate Bonds and Notes - 59.9%
Financials - 27.2%
Ally Financial, Inc., 8.000%, 11/01/31		$1,267,000	1,561,578
Alta Wind Holdings LLC, 7.000%, 06/30/35 (a)		7,402,698	8,112,061
American International Group, Inc.,
4.875%, 06/01/22		560,000	613,212
8.175%, 05/15/58[6]		10,530,000	13,833,788
MTN, 5.450%, 05/18/17		485,000	541,232
MTN, Series G, 5.850%, 01/16/18		1,380,000	1,577,010
Bank of America Corp.,
7.625%, 06/01/19		2,906,000	3,576,623
MTN, 3.300%, 01/11/23		900,000	867,680
MTN, 5.000%, 05/13/21		2,475,000	2,729,046
Camden Property Trust, 5.700%, 05/15/17		5,205,000	5,844,606
Cantor Fitzgerald, L.P.,
6.375%, 06/26/15 (a), (b)		5,025,000	5,226,000
7.875%, 10/15/19 (a)[5]		3,145,000	3,324,894
Citigroup, Inc.,
5.500%, 10/15/14		8,298,000	8,516,685
6.125%, 08/25/36		10,760,000	11,771,687
6.250%, 06/29/17	NZD	37,108,000	33,144,654
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands,
3.375%, 01/19/17		1,930,000	2,046,155
3.875%, 02/08/22		11,250,000	11,650,770
Crown Castle Towers LLC, 6.113%, 01/15/20 (a)		13,725,000	15,733,091

Managers Bond Fund

Schedule of Portfolio Investments (continued)

		Principal Amount†	Value
Financials - 27.2% (continued)
Duke Realty, L.P.,
5.950%, 02/15/17		$2,210,000	$2,461,208
6.500%, 01/15/18		5,000,000	5,715,230
Equifax, Inc., 7.000%, 07/01/37		4,421,000	5,340,086
Equity One, Inc., 6.000%, 09/15/17		5,915,000	6,597,455
First Industrial, L.P., 5.950%, 05/15/17		15,000,000	16,499,790
General Electric Capital Corp.,
6.500%, 09/28/15	NZD	15,265,000	13,673,255
GMTN, 4.250%, 01/17/18[1]	NZD	5,010,000	4,227,862
GMTN, 5.500%, 02/01/17	NZD	6,250,000	5,523,049
GMTN, 6.750%, 09/26/16	NZD	6,390,000	5,770,465
GMTN, 7.625%, 12/10/14	NZD	9,365,000	8,327,687
The Goldman Sachs Group, Inc.,
3.375%, 02/01/18	CAD	1,700,000	1,575,887
6.750%, 10/01/37		14,590,000	16,713,122
Highwoods Realty, L.P.,
5.850%, 03/15/17		3,680,000	4,092,940
7.500%, 04/15/18		2,405,000	2,831,079
ICICI Bank, Ltd., 6.375%, 04/30/22 (a)[6]		900,000	900,000
iStar Financial, Inc.,
5.850%, 03/15/17		325,000	349,375
5.875%, 03/15/16		1,340,000	1,437,150
6.050%, 04/15/15		250,000	260,625
Jefferies Group LLC, 5.125%, 01/20/23		8,800,000	9,248,941
JPMorgan Chase & Co.,
4.250%, 11/02/18	NZD	7,360,000	6,090,857
7.700%, 06/01/16 (a)	IDR	19,000,000,000	1,659,523
EMTN, 1.048%, 05/30/17[6]	GBP	1,500,000	2,437,148
Lloyds Bank PLC, 6.500%, 09/14/20 (a)		17,940,000	20,497,383
Marsh & McLennan Cos., Inc., 5.875%, 08/01/33		8,295,000	9,481,948
MBIA Insurance Corp., 11.499%, 01/15/33 (04/15/14) (a)[4]		525,000	423,938
Merrill Lynch & Co., Inc.,
6.110%, 01/29/37		38,050,000	42,554,207
EMTN, 4.625%, 09/14/18[1]	EUR	1,750,000	2,662,152
MTN, Series C, 6.050%, 06/01/34		22,100,000	24,176,450
Morgan Stanley,
0.719%, 10/15/15 (04/15/14)[4]		300,000	300,142
2.125%, 04/25/18		10,450,000	10,427,104
2.500%, 01/24/19		2,775,000	2,767,272
3.450%, 11/02/15		2,360,000	2,450,051
3.750%, 02/25/23		14,290,000	14,199,416
5.750%, 01/25/21		175,000	200,443
GMTN, 5.500%, 07/24/20		15,210,000	17,164,105
GMTN, 8.000%, 05/09/17	AUD	8,100,000	8,277,185

Managers Bond Fund

Schedule of Portfolio Investments (continued)

	Principal Amount†	Value
Financials - 27.2% (continued)
Morgan Stanley,
MTN, 0.687%, 10/18/16 (04/21/14)[4]	$2,000,000	$1,995,010
MTN, 4.100%, 05/22/23	12,910,000	12,779,131
MTN, 5.625%, 09/23/19	7,500,000	8,530,672
MTN, 6.250%, 08/09/26	11,000,000	13,044,482
MTN, 6.625%, 04/01/18	3,095,000	3,608,030
Mutual of Omaha Insurance Co., 6.800%, 06/15/36 (a)	13,925,000	16,516,387
National City Bank of Indiana, 4.250%, 07/01/18	6,310,000	6,759,487
National City Corp., 6.875%, 05/15/19	1,905,000	2,256,472
National Life Insurance Co., 10.500%, 09/15/39 (a)	5,000,000	6,945,705
Newfield Exploration Co., 5.625%, 07/01/24	6,320,000	6,557,000
Old Republic International Corp., 3.750%, 03/15/18[1,7]	15,805,000	19,657,469
The Penn Mutual Life Insurance Co., 7.625%, 06/15/40 (a)	8,885,000	11,705,463
ProLogis, L.P.,
5.625%, 11/15/15	345,000	370,347
5.750%, 04/01/16	280,000	304,163
Realty Income Corp.,
5.750%, 01/15/21	1,435,000	1,626,179
6.750%, 08/15/19	6,240,000	7,367,424
Royal Bank of Scotland Group PLC, 6.125%, 12/15/22	4,650,000	4,869,838
Santander Financial Issuances, Ltd., 7.250%, 11/01/15	500,000	539,500
Santander Issuances SAU,
5.911%, 06/20/16 (a)	1,100,000	1,155,110
6.500%, 08/11/19 (a)[1,6]	900,000	916,891
Santander US Debt SAU, 3.724%, 01/20/15 (a)	2,700,000	2,751,489
Simon Property Group, L.P., 5.750%, 12/01/15	445,000	476,759
Sirius International Group, Ltd., 6.375%, 03/20/17 (a)	4,555,000	5,086,760
SLM Corp.,
5.000%, 04/15/15	50,000	51,875
5.500%, 01/25/23[1]	18,070,000	17,731,187
8.450%, 06/15/18	10,950,000	12,893,625
MTN, 4.875%, 06/17/19	5,055,000	5,136,770
MTN, 5.500%, 01/15/19	1,695,000	1,792,462
Societe Generale SA, 5.200%, 04/15/21 (a)	7,000,000	7,774,340
Springleaf Finance Corp.,
7.750%, 10/01/21	31,730,000	35,140,975
8.250%, 10/01/23	12,695,000	14,154,925
MTN, 5.400%, 12/01/15	5,000,000	5,237,500
MTN, Series J, 6.900%, 12/15/17	12,890,000	14,146,775
WEA Finance LLC/WT Finance Australia Pty., Ltd., 6.750%, 09/02/19 (a)	8,325,000	10,007,374
Total Financials		667,872,878

Managers Bond Fund

Schedule of Portfolio Investments (continued)

		Principal Amount†	Value
Industrials - 25.7%
Alcatel-Lucent USA, Inc.,
6.450%, 03/15/29		$4,335,000	$4,139,925
6.500%, 01/15/28		305,000	289,750
America Movil SAB de CV, Series 12, 6.450%, 12/05/22	MXN	1,693,000	12,077,974
American Airlines 2013-1 Class A Pass Through Trust, 4.000%, 07/15/25 (a)		2,334,981	2,352,494
APL, Ltd., 8.000%, 01/15/24[5]		250,000	233,750
ArcelorMittal,
6.000%, 03/01/21 (b)[1]		150,000	159,938
6.125%, 06/01/18		4,580,000	5,020,825
6.750%, 02/25/22 (b)[1]		1,600,000	1,756,000
7.250%, 03/01/41 (b)		11,065,000	11,106,494
7.500%, 10/15/39 (b)		6,604,000	6,826,885
CenturyLink, Inc.,
Series P, 7.600%, 09/15/39		9,335,000	8,879,919
Series S, 6.450%, 06/15/21		13,395,000	14,399,625
Chesapeake Energy Corp.,
2.500%, 05/15/37[7]		3,800,000	3,866,500
2.750%, 11/15/35[7]		1,560,000	1,625,325
6.625%, 08/15/20		55,000	61,738
6.875%, 11/15/20		85,000	96,475
Choice Hotels International, Inc., 5.700%, 08/28/20		11,900,000	12,643,750
Continental Airlines, Inc.,
1999-1 Class B Pass Through Trust, Series 991B, 6.795%, 08/02/18		10,691	11,306
2000-1 Class A-1 Pass Through Trust, Series 00A1, 8.048%, 11/01/20		79,548	91,679
2007-1 Class A Pass Through Trust, Series 071A, 5.983%, 04/19/22[1]		15,595,469	17,700,857
2007-1 Class B Pass Through Trust, Series 071B, 6.903%, 04/19/22		5,167,292	5,596,694
Corning, Inc.,
6.850%, 03/01/29		9,142,000	11,039,769
7.250%, 08/15/36		1,185,000	1,431,749
Cummins, Inc.,
5.650%, 03/01/98		10,045,000	10,416,474
6.750%, 02/15/27		2,853,000	3,405,232
Darden Restaurants, Inc., 6.000%, 08/15/35		2,635,000	2,604,758
Delta Air Lines, Inc.,
2007-1 Class B Pass Through Trust, Series 071B, 8.021%, 08/10/22		8,924,657	10,285,668
2010-1 Class A Pass Through Trust, Series 1A, 6.200%, 07/02/18		3,678,461	4,110,680
Dillard’s, Inc., 7.000%, 12/01/28		225,000	228,937
DP World, Ltd., 6.850%, 07/02/37 (a)		28,350,000	30,660,525
Embarq Corp., 7.995%, 06/01/36		5,830,000	6,082,981
Energy Transfer Partners, L.P., 4.150%, 10/01/20		700,000	722,375
Enterprise Products Operating LLC, 4.050%, 02/15/22		8,450,000	8,817,516
EQT Corp., 6.500%, 04/01/18		35,420,000	39,768,088

Managers Bond Fund

Schedule of Portfolio Investments (continued)

	Principal Amount†	Value
Industrials - 25.7% (continued)
ERAC USA Finance LLC,
6.375%, 10/15/17 (a)	$4,910,000	$5,652,146
6.700%, 06/01/34 (a)	1,250,000	1,481,315
7.000%, 10/15/37 (a)	19,033,000	23,937,081
Foot Locker, Inc., 8.500%, 01/15/22	570,000	678,300
Ford Motor Co., 6.375%, 02/01/29	1,990,000	2,272,958
Georgia-Pacific LLC, 5.400%, 11/01/20 (a)	5,175,000	5,802,489
HCA, Inc., 7.500%, 11/06/33	75,000	76,875
Intel Corp.,
2.950%, 12/15/35[1,7]	8,030,000	9,450,306
3.250%, 08/01/39[7]	15,000,000	20,971,875
Intuit, Inc., 5.750%, 03/15/17	3,560,000	3,997,296
Kinder Morgan Energy Partners, L.P.,
3.500%, 09/01/23	6,685,000	6,311,970
4.150%, 03/01/22	5,620,000	5,690,076
5.300%, 09/15/20	1,415,000	1,553,912
5.800%, 03/01/21	4,320,000	4,875,816
5.950%, 02/15/18	26,590,000	30,127,002
Marks & Spencer PLC, 7.125%, 12/01/37 (a)	4,725,000	5,184,464
Masco Corp.,
5.850%, 03/15/17	8,150,000	8,965,000
6.500%, 08/15/32	955,000	971,712
7.125%, 03/15/20	8,815,000	10,181,325
7.750%, 08/01/29	1,070,000	1,194,996
The Mead Corp., 7.550%, 03/01/47[5]	970,000	1,099,376
Methanex Corp.,
5.250%, 03/01/22	350,000	378,979
6.000%, 08/15/15	3,825,000	4,054,745
Micron Technology, Inc., 2.375%, 05/01/32[7]	5,000	12,566
Missouri Pacific Railroad Co., 5.000%, 01/01/45[5]	825,000	699,750
New Albertsons, Inc.,
6.625%, 06/01/28	1,015,000	735,875
7.450%, 08/01/29	3,195,000	2,571,975
7.750%, 06/15/26	915,000	750,300
NGPL PipeCo LLC, 7.119%, 12/15/17 (a)	12,640,000	12,418,800
Northwest Airlines, 2007-1 Class B Pass Through Trust, Series 41091, 8.028%, 11/01/17	4,397,257	4,789,493
Owens & Minor, Inc., 6.350%, 04/15/16	1,355,000	1,473,844
Owens Corning,
6.500%, 12/01/16	925,000	1,021,406
7.000%, 12/01/36	9,175,000	10,234,052
Panhandle Eastern Pipe Line Co., L.P.,
6.200%, 11/01/17	5,520,000	6,286,016
7.000%, 06/15/18	26,505,000	30,678,875

Managers Bond Fund

Schedule of Portfolio Investments (continued)

		Principal Amount†	Value
Industrials - 25.7% (continued)
Plains All American Pipeline, L.P./PAA Finance Corp.,
6.125%, 01/15/17		$1,770,000	$1,988,222
6.500%, 05/01/18		8,975,000	10,502,141
Portugal Telecom International Finance, B.V., EMTN, 4.500%, 06/16/25[1]	EUR	500,000	699,784
PulteGroup, Inc.,
6.000%, 02/15/35		11,585,000	10,803,012
6.375%, 05/15/33		5,135,000	5,032,300
Qwest Capital Funding, Inc.,
6.500%, 11/15/18		620,000	683,550
6.875%, 07/15/28		1,190,000	1,136,450
7.625%, 08/03/21		2,135,000	2,311,137
Qwest Corp.,
6.875%, 09/15/33		7,209,000	7,109,105
7.200%, 11/10/26		435,000	438,137
7.250%, 09/15/25		1,185,000	1,309,010
7.250%, 10/15/35		2,165,000	2,189,170
Reliance Holdings USA, Inc., 5.400%, 02/14/22 (a)		3,250,000	3,403,501
Reynolds American, Inc., 6.750%, 06/15/17		8,170,000	9,419,356
Rowan Cos., Inc., 7.875%, 08/01/19		4,710,000	5,720,813
Samsung Electronics Co., Ltd., 7.700%, 10/01/27 (a)		3,080,000	3,708,123
Telecom Italia Capital SA,
6.000%, 09/30/34		5,965,000	5,562,363
6.375%, 11/15/33		4,865,000	4,755,538
Telefonica Emisiones SAU, 4.570%, 04/27/23		900,000	919,121
Telekom Malaysia Bhd, 7.875%, 08/01/25 (a)		250,000	321,265
Texas Eastern Transmission, L.P., 6.000%, 09/15/17 (a)		3,000,000	3,368,328
The Toro Co., 6.625%, 05/01/37[5]		6,810,000	7,550,826
Transocean, Inc., 7.375%, 04/15/18		500,000	575,095
UAL, Series 2007-1, 6.636%, 07/02/22		12,903,117	14,257,944
United Airlines 2014-1 Class A Pass Through Trust, Series A, 4.000%, 04/11/26[12]		9,240,000	9,260,605
United States Steel Corp.,
6.650%, 06/01/37		3,595,000	3,091,700
7.000%, 02/01/18[1]		7,310,000	8,095,825
US Airways, 2011-1 Class A Pass Through Trust, Series 2011 A, 7.125%, 10/22/23		3,374,661	3,923,044
Vale Overseas Ltd., 6.875%, 11/21/36		3,665,000	3,904,973
Verizon New England, Inc., 7.875%, 11/15/29		2,390,000	2,935,446
Verizon Pennsylvania, Inc., 6.000%, 12/01/28		530,000	555,602
Virgin Australia 2013-1A Trust, 5.000%, 10/23/23 (a)		1,660,000	1,751,300
Weyerhaeuser Co.,
6.875%, 12/15/33		12,890,000	15,939,813
7.375%, 10/01/19		3,915,000	4,758,647
7.375%, 03/15/32		1,930,000	2,480,712
Wyndham Worldwide Corp., 6.000%, 12/01/16		6,430,000	7,167,598
Total Industrials			632,725,177

Managers Bond Fund

Schedule of Portfolio Investments (continued)

		Principal Amount†	Value
Utilities - 7.0%
Abu Dhabi National Energy Co., 7.250%, 08/01/18 (a)		$21,130,000	$25,250,350
Allegheny Energy Supply Co. LLC, 6.750%, 10/15/39 (a)		3,285,000	3,243,159
Bruce Mansfield Unit, 6.850%, 06/01/34		9,409,763	10,218,438
DCP Midstream LLC, 6.450%, 11/03/36 (a)		870,000	945,714
EDP Finance, B.V., 4.900%, 10/01/19 (a)		600,000	627,000
Endesa SA/Cayman Islands, 7.875%, 02/01/27		2,900,000	3,517,250
Enel Finance International N.V.,
5.125%, 10/07/19 (a)		3,700,000	4,056,569
6.000%, 10/07/39 (a)		18,382,000	19,204,594
EMTN, 5.750%, 09/14/40	GBP	210,000	352,211
Iberdrola Finance Ireland, Ltd., 3.800%, 09/11/14 (a)		975,000	987,753
ITC Holdings Corp., 5.875%, 09/30/16 (a)		2,410,000	2,644,522
Mackinaw Power LLC, 6.296%, 10/31/23 (a)[5]		6,430,341	6,658,361
Nisource Finance Corp.,
6.125%, 03/01/22		2,020,000	2,327,143
6.400%, 03/15/18		25,890,000	29,863,597
6.800%, 01/15/19		11,625,000	13,766,046
Southwestern Electric Power Co., 6.450%, 01/15/19		39,195,000	45,211,472
Tenaga Nasional Bhd, 7.500%, 11/01/25 (a)		2,000,000	2,474,390
Total Utilities			171,348,569
Total Corporate Bonds and Notes (cost $1,285,402,366)			1,471,946,624

Foreign Government and Agency Obligations - 4.7%
Alberta Notes, Province of, 5.930%, 09/16/16	CAD	55,922	54,022
Autonomous Community of Madrid Spain, Bonds, 4.300%, 09/15/26	EUR	6,710,000	9,567,567
Brazil Bonds, Republic of, Bonds, 10.250%, 01/10/28	BRL	5,750,000	2,635,522
Brazilian Government International Bond, 8.500%, 01/05/24	BRL	6,650,000	2,747,631
Canadian Government Notes,
2.500%, 06/01/15	CAD	14,775,000	13,597,544
2.750%, 09/01/16	CAD	385,000	361,639
3.000%, 12/01/15	CAD	15,225,000	14,212,754
Series N, 1.000%, 08/01/16	CAD	5,965,000	5,380,209
European Bank for Reconstruction & Development, Series GMTN, 9.000%, 04/28/14	BRL	2,000,000	880,247
European Investment Bank, Bonds, 5.064%, 03/10/21[1,8]	AUD	5,000,000	3,204,937
Iceland Government International Bonds, Notes, 5.875%, 05/11/22 (a)		5,800,000	6,285,750
Inter-American Development Bank, Bonds, 6.000%, 12/15/17	NZD	4,215,000	3,804,503
Manitoba Bonds, Province of, 6.375%, 09/01/15	NZD	5,450,000	4,857,163
Mexican Bonos, Bonds, Series M, 8.000%, 12/07/23	MXN	55,000,000	4,767,629
New South Wales Treasury Corp., Notes, Series 18, 6.000%, 02/01/18	AUD	19,850,000	20,092,888
New Zealand Government, Notes, 5.000%, 03/15/19	NZD	5,480,000	4,922,236
Norway Government Bond,
Series 471, 5.000%, 05/15/15	NOK	36,490,000	6,330,635
Series 472, 4.250%, 05/19/17	NOK	13,230,000	2,378,227
Queensland Treasury Corp. Bonds, 7.125%, 09/18/17 (a)	NZD	7,500,000	7,001,653

Managers Bond Fund

Schedule of Portfolio Investments (continued)

		Principal Amount†	Value
Foreign Government and Agency Obligations - 4.7% (continued)
Singapore Government Bond, 1.375%, 10/01/14	SGD	4,400,000	$3,514,743
Total Foreign Government and Agency Obligations (cost $113,712,757)			116,597,499

Mortgage-Backed Securities - 0.8%
Community Program Loan Trust, Series 87-A, Class A5, 4.500%, 04/01/29		2,211,283	2,231,187
Credit Suisse Mortgage Capital Certificates, Series 2007-C5, Class A4, 5.695%, 09/15/40[6]		1,704,000	1,880,417
Extended Stay America Trust 2013-ESH, Series 2013-ESH7, Class C7, 3.902%, 12/05/31 (a)		13,500,000	13,468,410
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LD11, Class A4, 5.815%, 06/15/49[6]		80,000	88,448
WFRBS Commercial Mortgage Trust, Series 2011-C3, Class D, 5.549%, 03/15/44 (a)[6]		875,000	897,241
Total Mortgage-Backed Securities (cost $17,446,699)			18,565,703

Municipal Bonds - 1.3%
Buckeye Tobacco Settlement Financing Authority, Series 2007 A-2, 5.875%, 06/01/47		3,975,000	3,200,352
Chicago Illinois O’Hare International Airport Revenue Bond, Series 2008-A, 4.500%, 01/01/38 (AGM Insured)[9]		315,000	314,068
Illinois State General Obligation, Series 2003, 5.100%, 06/01/33		2,880,000	2,842,358
Illinois State General Obligation, 5.520%, 04/01/38		7,300,000	7,080,708
Michigan Tobacco Settlement Finance Authority, Series 2006 A, 7.309%, 06/01/34		2,845,000	2,274,407
Virginia Tobacco Settlement Financing Corp., Series 2007 A-1, 6.706%, 06/01/46		21,010,000	14,967,734
Total Municipal Bonds (cost $37,094,348)			30,679,627
		Shares
Preferred Stocks - 0.6%
Financials - 0.4%
Bank of America Corp., 6.375%		20,000	498,000
Bank of America Corp., Series L, 7.250%[7]		7,808	8,933,992
SLM Corp., 6.000%		41,250	897,600
Total Financials			10,329,592

Industrials - 0.2%
Stanley Black & Decker, Inc., 6.250%[1,7]		37,854	4,085,961

Utilities - 0.0%#
Entergy New Orleans, Inc., 4.750%		482	44,344
Entergy New Orleans, Inc., 5.560%		100	9,300
Wisconsin Electric Power Co., 3.600%		3,946	314,102
Total Utilities			367,746
Total Preferred Stocks (cost $12,475,519)			14,783,299
		Principal Amount†
U.S. Government and Agency Obligations - 21.8%
Federal Home Loan Mortgage Corporation - 0.0%#
FHLMC Gold, 5.000%, 12/01/31		$44,244	48,019

Federal National Mortgage Association - 0.1%
FNMA,
3.000%, 07/01/27		3,705,937	3,811,120
6.000%, 07/01/29		3,330	3,757
Total Federal National Mortgage Association			3,814,877

Managers Bond Fund

Schedule of Portfolio Investments (continued)

	Principal Amount†	Value
U.S. Treasury Obligations - 21.7%
U.S. Treasury Bonds,
2.750%, 11/15/42	$57,390,000	$48,898,059
2.875%, 05/15/43	64,290,000	56,113,083
U.S. Treasury Notes,
0.250%, 05/31/14 to 02/29/16	327,610,000	327,518,343
0.375%, 11/15/15 to 01/31/16	100,140,000	100,207,743
Total U.S. Treasury Obligations		532,737,228
Total U.S. Government and Agency Obligations (cost $542,227,307)		536,600,124

Short-Term Investments - 7.2%
Repurchase Agreements - 1.1%[2]
Bank of Nova Scotia, dated 03/31/14, due 04/01/14, 0.070%, total to be received $6,320,099 (collateralized by various U.S. Government Agency Obligations, 1.000% - 6.500%, 01/31/16 - 11/01/43, totaling $6,446,502)	6,320,087	6,320,087
Citigroup Global Markets Inc., dated 03/31/14, due 04/01/14, 0.090%, total to be received $6,320,103 (collateralized by various U.S. Government Agency Obligations, 0.000% - 10.625%, 04/03/14 - 02/15/41, totaling $6,446,489)	6,320,087	6,320,087
Credit Suisse Securities (USA) LLC, dated 03/31/14, due 04/01/14, 0.050%, total to be received $1,330,396 (collateralized by various U.S. Government Agency Obligations, 0.000% - 0.000%, 08/15-23 - 05/15/43, totaling $1,357,004)	1,330,394	1,330,394
HSBC Securities International, Inc., dated 03/31/14, due 04/01/14, 0.060%, total to be received $6,320,098 (collateralized by various U.S. Government Agency Obligations, 0.000% - 9.375%, 04/15/14 - 11/15/30, totaling $6,446,504)	6,320,087	6,320,087
Nomura Securities, Inc., dated 03/31/14, due 04/01/14, 0.100%, total to be received $6,320,105 (collateralized by various U.S. Government Agency Obligations, 0.000% - 6.036%, 04/01/14 - 05/01/47, totaling $6,446,489)	6,320,087	6,320,087
Total Repurchase Agreements		26,610,742
	Shares
Other Investment Companies - 6.1%[3]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.05%	76,059,633	76,059,633
JPMorgan Liquid Assets Money Market Fund, Capital Shares, 0.05%	75,002,511	75,002,511
Total Other Investment Companies		151,062,144
Total Short-Term Investments (cost $177,672,886)		177,672,886
Total Investments - 100.6% (cost $2,272,874,673)		2,473,444,042
Other Assets, less Liabilities - (0.6)%		(14,888,057)
Net Assets - 100.0%		$2,458,555,985

Managers Global Income Opportunity Fund

Schedule of Portfolio Investments

March 31, 2014 (unaudited)

		Principal Amount†	Value
Asset-Backed Securities - 1.1%
Capital One Multi-Asset Execution Trust, Series 2004-B7, Class B7, 0.780%, 08/17/17 (04/17/14)[4]	EUR	100,000	$137,545
Hyundai Capital Auto Funding VIII, Ltd., Series 2010-8A, Class A, 1.156%, 09/20/16 (04/22/14) (a)[4]		52,677	52,388
MBNA Credit Card Master Note Trust, Series 2005-B3, Class B3, 0.590%, 03/19/18 (04/17/14)[4]	EUR	100,000	136,716
Trinity Rail Leasing, L.P., Series 2010-1A, Class A, 5.194%, 10/16/40 (a)		87,623	90,515
World Financial Network Credit Card Master Trust, Series 2010-A, Class A, 3.960%, 04/15/19		95,000	98,599
Total Asset-Backed Securities (cost $487,052)			515,763
Corporate Bonds and Notes - 43.3%
Financials - 18.2%
Alfa, SAB de CV, 5.250%, 03/25/24 (a)[1]		200,000	205,000
Aviva PLC, EMTN, 6.125%, 07/05/43[6]	EUR	100,000	157,880
AXA SA, 7.125%, 12/15/20	GBP	50,000	98,679
Banco Latinoamericano de Comercio Exterior SA, 3.750%, 04/04/17 (a)		150,000	155,025
Banco Votorantim SA, 6.250%, 05/16/16 (a)	BRL	300,000	151,719
Bank of America Corp.,
5.700%, 01/24/22		140,000	160,626
Series L, 2.650%, 04/01/19		240,000	240,765
Bank of Nova Scotia, 1.450%, 04/25/18		345,000	338,275
BBVA Bancomer SA, 6.750%, 09/30/22 (a)		150,000	164,250
BNP Paribas SA, Series BKNT, 5.000%, 01/15/21		75,000	83,245
Braskem Finance, Ltd., 5.750%, 04/15/21 (a)		200,000	199,750
Citigroup, Inc., 3.375%, 03/01/23[1]		85,000	82,199
Crown Castle Towers LLC, 6.113%, 01/15/20 (a)		100,000	114,631
Export-Import Bank of Korea,
4.000%, 11/26/15 (a)	PHP	5,000,000	113,805
EMTN, 3.000%, 05/22/18 (a)	NOK	1,000,000	166,142
General Electric Capital Corp., Series A, 7.125%, 12/29/49[6,10]		200,000	228,000
The Goldman Sachs Group, Inc., 3.375%, 02/01/18	CAD	200,000	185,398
GTB Finance B.V., 6.000%, 11/08/18 (a)		200,000	197,500
HSBC Bank PLC, 4.125%, 08/12/20 (a)		100,000	105,981
Hutchison Whampoa International 11, Ltd., 3.500%, 01/13/17 (a)		200,000	210,113
Hyundai Capital Services, Inc., 3.500%, 09/13/17 (a)		200,000	209,263
iStar Financial, Inc., 3.875%, 07/01/16		210,000	216,300
JPMorgan Chase & Co., 4.400%, 07/22/20		75,000	80,845
Lloyds Bank PLC, 6.500%, 09/14/20 (a)		100,000	114,255
Macquarie Bank, Ltd., 5.000%, 02/22/17 (a)		300,000	327,329
Morgan Stanley,
2.500%, 01/24/19		250,000	249,304
3.750%, 02/25/23		100,000	99,366
GMTN, 5.750%, 02/14/17	GBP	50,000	91,507
MTN, 7.250%, 05/26/15	AUD	200,000	193,291
National Australia Bank, Ltd., GMTN, 4.750%, 07/15/16	EUR	100,000	150,265
Nomura Holdings, Inc., Series GMTN, 2.750%, 03/19/19		240,000	238,549

Managers Global Income Opportunity Fund

Schedule of Portfolio Investments (continued)

		Principal Amount†	Value
Financials - 18.2% (continued)
Petrobras Global Finance BV,
3.000%, 01/15/19		$175,000	$165,385
4.375%, 05/20/23		505,000	462,086
7.250%, 03/17/44		250,000	256,631
Royal Bank of Scotland Group PLC, 6.000%, 12/19/23		230,000	235,509
Sirius International Group, Ltd., 6.375%, 03/20/17 (a)		140,000	156,344
Societe Generale, S.A., 5.000%, 01/17/24 (a)		240,000	239,167
State Bank of India/London, 3.250%, 04/18/18 (a)		400,000	395,344
Turkiye Garanti Bankasi A.S., 4.000%, 09/13/17 (a)		200,000	199,040
Turkiye Is Bankasi, 3.875%, 11/07/17 (a)		200,000	195,000
UniCredit S.P.A., 6.950%, 10/31/22	EUR	150,000	239,773
Wells Fargo & Co., 1.500%, 01/16/18		350,000	346,659
Westpac Banking Corp., 2.450%, 11/28/16 (a)		200,000	206,884
Yapi ve Kredi Bankasi A.S., 5.250%, 12/03/18 (a)		200,000	198,000
Zurich Finance USA, Inc., EMTN, 4.500%, 06/15/25[6]	EUR	100,000	143,213
Total Financials			8,768,292

Industrials - 23.1%
Air Canada, 7.625%, 10/01/19 (a)	CAD	225,000	217,775
America Movil SAB de CV, Series 12, 6.450%, 12/05/22	MXN	40,000	285,363
AngloGold Ashanti Holdings PLC, 5.125%, 08/01/22		155,000	144,519
Arcelik A.S., 5.000%, 04/03/23 (a)		200,000	175,000
ArcelorMittal, 7.250%, 03/01/41		120,000	120,450
Asciano Finance, Ltd., 4.625%, 09/23/20 (a)		30,000	31,005
Avnet, Inc., 5.875%, 06/15/20		60,000	66,183
Baidu, Inc., 3.250%, 08/06/18		300,000	306,320
Bell Aliant Regional Communications LP, 5.410%, 09/26/16	CAD	160,000	156,309
Bharti Airtel International Netherlands BV, 5.125%, 03/11/23 (a)		205,000	203,719
BRF, S.A.,
3.950%, 05/22/23 (a)		400,000	357,000
7.750%, 05/22/18 (a)	BRL	300,000	108,881
British Telecommunications PLC, 5.750%, 12/07/28	GBP	100,000	188,305
Cielo, S.A. / Cielo USA, Inc., 3.750%, 11/16/22 (a)		260,000	242,125
CNOOC Finance 2013, Ltd., 3.000%, 05/09/23		250,000	226,182
Colombia Telecomunicaciones, S.A. ESP, 5.375%, 09/27/22 (a)		200,000	196,000
Continental Resources, Inc., 4.500%, 04/15/23		175,000	181,243
Corp. Nacional del Cobre de Chile, 4.500%, 08/13/23 (a)		200,000	206,089
CSN Resources, S.A., 6.500%, 07/21/20 (a)		100,000	102,000
Dubai Electricity & Water Authority, 6.375%, 10/21/16 (a)		200,000	220,750
Ecopetrol, S.A., 5.875%, 09/18/23		245,000	267,663
FedEx Corp., 4.000%, 01/15/24		180,000	182,992
Fibria Overseas Finance, Ltd., 6.750%, 03/03/21 (a)		150,000	165,000
Gajah Tunggal Tbk PT, 7.750%, 02/06/18 (a)		200,000	203,750
General Motors Co., 3.500%, 10/02/18 (a)		330,000	336,187
Gerdau Trade, Inc., 5.750%, 01/30/21 (a)		200,000	205,000

Managers Global Income Opportunity Fund

Schedule of Portfolio Investments (continued)

		Principal Amount†	Value
Industrials - 23.1% (continued)
HCA, Inc.,
4.750%, 05/01/23		$115,000	$113,706
7.690%, 06/15/25		15,000	16,012
MTN, 7.580%, 09/15/25		10,000	10,550
INEOS Group Holdings, S.A., 6.125%, 08/15/18 (a)		200,000	207,500
International Paper Co., 6.000%, 11/15/41		35,000	40,129
KB Home, 4.750%, 05/15/19		50,000	50,375
Lotte Shopping Co., Ltd., 3.375%, 05/09/17 (a)		200,000	207,063
Methanex Corp., 3.250%, 12/15/19		241,000	240,600
Millicom International Cellular, S.A., 4.750%, 05/22/20 (a)		200,000	195,500
Myriad International Holdings BV, 6.000%, 07/18/20 (a)		200,000	217,000
Noble Group, Ltd., 6.750%, 01/29/20 (a)		200,000	216,000
Odebrecht Drilling VIII/IX, Ltd., 6.350%, 06/30/21 (a)[1]		90,000	93,375
Odebrecht Offshore Drilling Finance, Ltd., 6.750%, 10/01/22 (a)		194,580	201,877
Oi SA, 9.750%, 09/15/16 (a)	BRL	600,000	238,651
Pacific Rubiales Energy Corp.,
5.125%, 03/28/23 (a)		200,000	194,500
5.375%, 01/26/19 (a)		200,000	207,500
Parkson Retail Group, Ltd., 4.500%, 05/03/18		200,000	182,334
Peabody Energy Corp., 6.250%, 11/15/21[1]		225,000	225,562
Pertamina Persero PT, 4.300%, 05/20/23 (a)		425,000	383,031
Philippine Long Distance Telephone Co., EMTN, 8.350%, 03/06/17		75,000	87,094
Reliance Holdings USA, Inc., 5.400%, 02/14/22 (a)		250,000	261,808
SoftBank Corp., 4.500%, 04/15/20 (a)		400,000	398,000
Telecom Italia Capital SA,
6.375%, 11/15/33		45,000	43,987
7.200%, 07/18/36		20,000	20,350
Tenet Healthcare Corp., 5.000%, 03/01/19 (a)		160,000	159,800
Teva Pharmaceutical Finance Co. BV, 2.950%, 12/18/22		345,000	320,635
Time Warner Cable, Inc.,
4.500%, 09/15/42[1]		145,000	133,107
5.500%, 09/01/41		110,000	114,687
5.875%, 11/15/40		20,000	21,671
Transportadora de Gas del Sur, S.A., 9.625%, 05/14/20 (a)		239,472	229,893
Vale Overseas, Ltd., 6.875%, 11/21/36		115,000	122,530
Vale, S.A., 5.625%, 09/11/42		250,000	233,854
Vedanta Resources PLC, 6.000%, 01/31/19 (a)[1]		200,000	200,000
Verizon Communications, Inc., 5.050%, 03/15/34		290,000	297,504
Videotron, Ltd., 5.375%, 06/15/24 (a)[12]		120,000	120,600
Total Industrials			11,102,595

Utilities - 2.0%
CEZ A.S., 4.250%, 04/03/22 (a)		200,000	203,330
Deutsche Telekom International Finance BV, EMTN, 2.750%, 10/24/24	EUR	50,000	70,475
Emgesa SA ESP, 8.750%, 01/25/21 (a)	COP	320,000,000	172,013

Managers Global Income Opportunity Fund

Schedule of Portfolio Investments (continued)

		Principal Amount†	Value
Utilities - 2.0% (continued)
Empresas Publicas de Medellin ESP, 8.375%, 02/01/21 (a)	COP	390,000,000	$206,181
Listrindo Capital, B.V., 6.950%, 02/21/19 (a)		200,000	211,000
Petroleos Mexicanos, 3.500%, 07/18/18		105,000	108,937
Total Utilities			971,936
Total Corporate Bonds and Notes (cost $20,638,979)			20,842,823

Foreign Government and Agency Obligations - 41.7%
Autonomous Community of Madrid Spain, Bonds, 4.300%, 09/15/26	EUR	180,000	256,655
Banco Nacional de Desenvolvimento Economico e Social, Notes, 5.750%, 09/26/23 (a)		200,000	209,000
Brazil Letras do Tesouro Nacional, Notes, 12.430%, 07/01/16[8]	BRL	1,400,000	474,181
Brazil Notas do Tesouro Nacional Serie F, Notes, 10.000%, 01/01/19	BRL	500,000	206,351
Brazilian Government International, Bonds, 10.250%, 01/10/28	BRL	500,000	229,176
Bundesrepublik Deutschland, Bonds, Series 05, 4.000%, 01/04/37	EUR	85,000	150,020
Canadian Government,
Bonds, 4.000%, 06/01/16	CAD	260,000	249,866
Notes, 1.250%, 09/01/18	CAD	650,000	578,621
Notes, 3.000%, 12/01/15	CAD	855,000	798,155
Central American Bank for Economic Integration, Notes, 3.875%, 02/09/17 (a)		280,000	292,249
Corp. Andina de Fomento, Notes, 4.375%, 06/15/22		280,000	288,363
Costa Rica Government International, Bonds, 4.375%, 04/30/25 (a)		200,000	179,000
Croatia Government International, Bonds, 6.000%, 01/26/24 (a)		200,000	208,000
European Financial Stability Facility, Notes, 1.625%, 07/17/20	EUR	1,020,000	1,428,537
Finland Government, Notes, 1.500%, 04/15/23 (a)	EUR	320,000	433,638
Hungary Government International,
Bonds, 5.375%, 03/25/24		140,000	140,280
Notes, 5.750%, 11/22/23		100,000	103,250
Notes, 7.625%, 03/29/41[1]		110,000	126,775
Iceland Government International, Notes, 5.875%, 05/11/22 (a)		300,000	325,125
Inter-American Development Bank, Notes, 7.681%, 08/20/15[8]	IDR	750,000,000	59,075
Italy Buoni Poliennali Del Tesoro,
Bonds, 4.500%, 08/01/18	EUR	420,000	645,821
Bonds, 4.750%, 08/01/23 (a)	EUR	325,000	505,497
Bonds, 5.000%, 03/01/22	EUR	450,000	712,732
Korea Treasury,
Notes, Series 1603, 4.000%, 03/10/16	KRW	446,630,000	428,993
Notes, Series 1709, 2.750%, 09/10/17	KRW	600,000,000	559,210
Malaysia Government, Bonds, Series 1/06, 4.262%, 09/15/16	MYR	375,000	117,246
Mexican Fixed Rate,
Bonds, Series M, 6.500%, 06/10/21	MXN	9,850,000	786,858
Bonds, Series M, 6.500%, 06/09/22	MXN	8,160,000	644,113
Bonds, Series M, 8.000%, 12/07/23	MXN	2,800,000	242,716
Notes, Series M 10, 7.750%, 12/14/17	MXN	4,890,000	412,714
Notes, Series M 10, 8.500%, 12/13/18	MXN	7,200,000	629,285

Managers Global Income Opportunity Fund

Schedule of Portfolio Investments (continued)

		Principal Amount†	Value
Foreign Government and Agency Obligations - 41.7% (continued)
New South Wales Treasury Corp.,
Bonds, Series 22, 6.000%, 03/01/22	AUD	300,000	$311,021
Notes, Series 18, 6.000%, 02/01/18	AUD	430,000	435,262
New Zealand Government,
Bonds, Series 319, 3.000%, 09/20/30	NZD	295,000	259,526
Notes, 5.000%, 03/15/19	NZD	520,000	467,074
Norway Government,
Bonds, Series 473, 4.500%, 05/22/19	NOK	5,745,000	1,067,237
Bonds, Series 475, 2.000%, 05/24/23	NOK	733,000	114,425
Poland Government, Notes, EMTN, 3.000%, 09/23/14	CHF	65,000	74,488
Province of Quebec Canada, Notes, 5.000%, 03/01/16		270,000	292,796
Romania Government, Bonds, 5.850%, 04/26/23	RON	610,000	195,641
Singapore Government,
Bonds, 3.250%, 09/01/20	SGD	470,000	402,255
Notes, 2.250%, 06/01/21	SGD	330,000	263,416
Notes, 2.500%, 06/01/19	SGD	200,000	166,649
South Africa Government, Bonds, Series 2023, 7.750%, 02/28/23	ZAR	2,500,000	229,453
Spain Government,
Bonds, 4.200%, 01/31/37	EUR	185,000	261,045
Bonds, 4.300%, 10/31/19	EUR	455,000	702,231
Bonds, 4.400%, 10/31/23 (a)	EUR	170,000	257,963
Sweden Government,
Bonds, Series 1047, 5.000%, 12/01/20	SEK	1,800,000	335,038
Bonds, Series 1049, 4.500%, 08/12/15	SEK	2,030,000	329,987
Turkey Government International Bond, 5.750%, 03/22/24		240,000	248,280
U.K. Gilt,
Bonds, 4.000%, 03/07/22	GBP	145,000	268,947
Bonds, 4.250%, 03/07/36	GBP	120,000	226,129
Bonds, 4.750%, 03/07/20	GBP	90,000	172,537
Bonds, 5.000%, 03/07/25	GBP	110,000	220,418
Notes, 1.750%, 01/22/17	GBP	220,000	373,342
Total Foreign Government and Agency Obligations (cost $19,549,249)			20,096,662

Mortgage-Backed Securities - 0.6%
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A4, 5.736%, 12/10/49		75,000	83,536
GS Mortgage Securities Corp. II, Series 2007-GG10, Class A4, 5.819%, 08/10/45[1,6]		82,920	91,951
Morgan Stanley Capital I, Inc., Series 2007-IQ14, Class A4, 5.692%, 04/15/49[6]		50,000	55,268
Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A5, 5.342%, 12/15/43		75,000	82,147
Total Mortgage-Backed Securities (cost $299,916)			312,902

Managers Global Income Opportunity Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Preferred Stocks - 0.7%
Dominion Resources, Inc. (Utilities), Series A, 6.125%	665	$38,237
Dominion Resources, Inc. (Utilities), Series B, 6.000%	501	28,943
The PNC Financial Services Group, Inc. (Financials), Series Q, 5.375%	12,000	258,480
Total Preferred Stocks (cost $304,374)		325,660
	Principal Amount†
U.S. Government and Agency Obligations - 8.6%
U.S. Treasury Notes,
0.250%, 02/15/15	$1,205,000	1,206,224
0.250%, 10/31/15	475,000	474,889
0.625%, 04/30/18	2,110,000	2,043,898
1.500%, 07/31/16[11]	165,000	168,493
1.500%, 12/31/18	245,000	243,162
Total U.S. Government and Agency Obligations (cost $4,195,545)		4,136,666

Short-Term Investments - 2.3%
Repurchase Agreements - 1.9%[2]
Bank of Nova Scotia, dated 03/31/14, due 04/01/14, 0.070%, total to be received $909,792 (collateralized by various U.S. Government Agency Obligations, 1.000% - 6.500%, 01/31/16 - 11/01/43, totaling $927,988)	909,790	909,790
	Shares
Other Investment Companies - 0.4%[3]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.05%	222,118	222,118
Total Short-Term Investments (cost $1,131,908)		1,131,908
Total Investments - 98.3% (cost $46,607,023)		47,362,384
Other Assets, less Liabilities - 1.7%		818,925
Net Assets - 100.0%		$48,181,309

Notes to Schedules of Portfolio Investments (unaudited)

The following footnotes and abbreviations should be read in conjunction with each of the Schedules of Portfolio Investments previously presented in this report.

At March 31, 2014, the approximate cost of investments for Federal income tax purposes and the aggregate gross unrealized appreciation and/or depreciation based on tax cost were as follows:

Fund	Cost	Appreciation	Depreciation	Net
Managers Special Equity Fund	$208,138,918	$51,979,442	$(4,487,220)	$47,492,222
Managers Bond Fund	2,272,874,673	222,651,097	(22,081,728)	200,569,369
Managers Global Income Opportunity Fund	46,600,268	1,676,193	(914,077)	762,116

*	Non-income producing security.
†	Principal amount stated in U.S. dollars unless otherwise stated.
#	Rounds to less than 0.1%.
(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified buyers. At March 31, 2014, the value of these securities amounted to the following:

Fund	Market Value	% of Net Assets
Managers Bond Fund	$352,914,813	14.4%
Managers Global Income Opportunity Fund	14,072,820	29.2%

(b)	Step Bond: A debt instrument with either deferred interest payments or an interest rate that resets at specific times during its term.
[1]	Some or all of these shares were out on loan to various brokers as of March 31, 2014, amounting to the following:

Fund	Market Value	% of Net Assets
Managers Special Equity Fund	$3,948,892	1.6%
Managers Bond Fund	25,832,079	1.1%
Managers Global Income Opportunity Fund	877,179	1.8%

[2]	Collateral received from brokers for securities lending was invested in these short-term investments.
[3]	Yield shown represents the March 31, 2014, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
[4]	Floating Rate Security. The rate listed is as of March 31, 2014. Date in parentheses represents the security’s next coupon rate reset.
[5]	Illiquid Security: A security not readily convertible into cash such as a stock, bond or commodity that is not actively traded and would be difficult to sell in a timely sale. The Funds may not invest more than 15% of their net assets in illiquid securities. All illiquid securities are valued by an independent pricing agent. The market value of illiquid securities at March 31, 2014, amounted to the following:

Fund	Market Value	% of Net Assets
Managers Bond Fund	$55,480,929	2.3%

[6]	Variable Rate Security. The rate listed is as of March 31, 2014, and is periodically reset subject to terms and conditions set forth in the debenture.
[7]	Convertible Security: A corporate bond or preferred stock, usually a junior debenture that can be converted, at the option of the holder, for a specific number of shares of the company’s preferred stock or common stock. Managers Bond Fund had Convertible Bonds and Convertible Preferred Stocks at March 31, 2014, amounted to $55,584,041, or 2.3% of net assets, and $13,019,953, or 0.5% of net assets, respectively.
[8]	Represents yield to maturity at Date.
[9]	Securities in the portfolio backed by insurance of financial institutions and financial guaranty assurance agencies. At March 31, 2014, the value of these securities amounted to the following:

Fund	Market Value	% of Net Assets
Managers Bond Fund	$314,068	0.01%

[10]	Perpetuity Bond. The date shown is the final call date.
[11]	Some or all of this security is held as collateral for future contracts. The collateral market value at March 31, 2014, amounted to the following:

Fund	Market Value	% of Net Assets
Managers Global Income Opportunity Fund	$25,529	0.05%

Notes to Schedules of Portfolio Investments (continued)

[12]	All or part of the security has been segregated for delayed delivery transactions. Delayed delivery securities market value at March 31, 2014, amounted to the following:

Fund	Market Value	% of Net Assets
Managers Bond Fund	$9,260,605	0.4%
Managers Global Income Opportunity Fund	120,600	0.3%

Country	Managers Bond Fund*
Australia	1.2%
Bermuda	1.1%
Brazil	0.4%
Canada	1.8%
Cayman Islands	0.2%
France	0.3%
India	0.0%#
Ireland	0.5%
Luxembourg	1.5%
Malaysia	0.1%
Mexico	0.7%
Netherlands	1.6%
New Zealand	0.2%
Norway	0.4%
Singapore	0.1%
South Korea	0.2%
Spain	0.2%
United Kingdom	1.2%
United States	85.7%
Other	2.6%

100.0%

#	Rounds to less than 0.1%.
*	As a percentage of total market value on March 31, 2014.

Notes to Schedules of Portfolio Investments (continued)

Country	Global Income Opportunity Fund*
Australia	3.3%
Bermuda	0.5%
Brazil	5.1%
Canada	7.0%
Cayman Islands	2.9%
Chile	0.4%
Colombia	2.2%
Finland	0.9%
France	0.9%
Germany	0.3%
India	0.8%
Italy	4.4%
Japan	1.4%
Luxembourg	1.2%
Malaysia	0.3%
Mexico	7.4%
Netherlands	3.7%
New Zealand	1.7%
Norway	2.6%
Philippines	0.2%
Poland	0.2%
Singapore	1.9%
South Africa	0.5%
South Korea	3.5%
Spain	2.5%
Supranational	3.0%
Sweden	1.5%
Turkey	2.1%
United Kingdom	5.6%
United States	23.2%
Other	8.8%

100.0%

*	As a percentage of total market value on March 31, 2014.

Notes to Schedules of Portfolio Investments (continued)

Fair Value Measurements

Generally Accepted Accounting Principles (“U.S. GAAP”) defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 - inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts)

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and defaults) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The following tables summarize the inputs used to value the Funds’ net assets by the above fair value hierarchy levels as of March 31, 2014:

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
Special Equity Fund
Investments in Securities

Common Stocks†	$243,797,345	—	—	$243,797,345
Short-Term Investments
Repurchase Agreements	—	$3,957,956	—	3,957,956
Other Investment Companies	7,875,839	—	—	7,875,839

Total Investments in Securities	$251,673,184	$3,957,956	—	$255,631,140

Notes to Schedules of Portfolio Investments (continued)

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
Managers Bond Fund
Investments in Securities
Asset-Backed Securities	—	$78,404,193	—	$78,404,193
Common Stocks†	$28,194,087	—	—	28,194,087
Corporate Bonds and Notes††	—	1,471,946,624	—	1,471,946,624
Foreign Government and Agency Obligations	—	116,597,499	—	116,597,499
Mortgage-Backed Securities	—	18,565,703	—	18,565,703
Municipal Bonds	—	30,679,627	—	30,679,627
Preferred Stocks†	14,783,299	—	—	14,783,299
U.S. Government and Agency Obligations††	—	536,600,124	—	536,600,124
Short-Term Investments
Repurchase Agreements	—	26,610,742	—	26,610,742
Other Investment Companies	151,062,144	—	—	151,062,144

Total Investments in Securities	$194,039,530	$2,279,404,512	—	$2,473,444,042

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
Global Income Opportunity Fund
Investments in Securities
Asset-Backed Securities	—	$515,763	—	$515,763
Corporate Bonds and Notes††	—	20,842,823	—	20,842,823
Foreign Government and Agency Obligations	—	20,096,662	—	20,096,662
Mortgage-Backed Securities	—	312,902	—	312,902
Preferred Stocks†	$325,660	—	—	325,660
U.S. Government and Agency Obligations††	—	4,136,666	—	4,136,666
Short-Term Investments
Repurchase Agreements	—	909,790	—	909,790
Other Investment Companies	222,118	—	—	222,118

Total Investments in Securities	$547,778	$46,814,606	—	$47,362,384

Financial Derivative Instruments-Assets†††
Foreign Exchange Contracts	—	$1,524	—	$1,524

	—	1,524	—	1,524

Financial Derivative Instruments-Liabilities†††
Foreign Exchange Contracts	—	(142,729)	—	(142,729)
Interest Rate Contracts	(8,883)	—	—	(8,883)

	(8,883)	(142,729)	—	(151,612)

Total Financial Derivative Instruments	$(8,883)	$(141,205)	—	$(150,088)

Notes to Schedules of Portfolio Investments (continued)

†	All common stocks and preferred stocks held in the Funds are level 1 securities. For a detailed breakout of the common stocks and preferred stocks, please refer to the respective Schedule of Portfolio Investments.
††	All corporate bonds and notes; U.S. government and agency obligations; held in the Funds are level 2 securities. For a detailed breakout of the corporate bonds and notes; U.S. government and agency obligations; by major industry or agency classification, please refer to the respective Schedule of Portfolio Investments.
†††	Derivative instruments, such as futures and forwards contracts, are not reflected in the Schedule of Portfolio Investments and are valued at the unrealized appreciation/depreciation of the instrument.

As of March 31, 2014, the Funds had no transfers between levels from the beginning of the reporting period.

Futures Contracts

A Fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital shares transactions. There are certain risks associated with futures contracts. Prices may not move as expected or a Fund may not be able to close out the contract when it desires to do so, resulting in losses. Futures are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. All futures contracts are exchange traded.

At March 31, 2014, the following Funds had futures contracts:

Type	Number of Contracts	Position	Expiration Date	Unrealized Gain/(Loss)
Managers Global Income Opportunity Fund
5-Year U.S. Treasury Note	5	Short	07/03/14	$(4,561)
10-Year U.S. Treasury Note	3	Short	06/30/14	(3,044)
U.S. Treasury Long Bond	2	Long	06/30/14	(1,278)

			Total	$(8,883)

Forward Foreign Currency Contracts

A forward currency contract is an obligation to purchase or sell a currency against another currency at a future date and price as agreed upon by the parties. These contracts are traded over-the-counter and not on organized commodities or securities exchanges.

At March 31, 2014, the following Funds had forward foreign currency contracts (in U.S. Dollars):

Foreign Currency	Position	Settlement Date	Counterparty	Receivable Amount	Payable Amount	Unrealized Gain/ (Loss)
Managers Global Income Opportunity Fund
British Pound	Long	06/11/14	CS	$483,208	$482,960	$248
Canadian Dollar	Long	06/05/14	CS	1,652,720	1,652,642	78
Euro	Long	06/18/14	BRC	1,608,912	1,619,455	(10,543)
Japanese Yen	Long	06/18/14	CS	4,381,050	4,418,679	(37,629)
Malaysian Ringgit	Long	06/20/14	JPM	258,844	257,646	1,198
Austrailian Dollar	Short	05/28/14	CS	879,697	905,205	(25,508)
Brazilian Real	Short	06/06/14	CS	510,144	529,041	(18,897)
British Pound	Short	06/27/14	BRC	280,247	283,224	(2,977)
Canadian Dollar	Short	06/05/14	CS	3,334,756	3,373,173	(38,417)
New Zealand Dollar	Short	06/18/14	BRC	705,423	713,919	(8,496)
Swiss Franc	Short	06/18/14	UBS	67,652	67,914	(262)

			Totals	$14,162,653	$14,303,858	$(141,205)

Notes to Schedules of Portfolio Investments (continued)

Investments Definitions and Abbreviations:

EMTN:	European Medium-Term Notes
GMTN:	Global Multi-Currency Notes
MTN:	Medium-Term Note

Counterparty Abbreviations:

BRC:	Barclays Bank PLC
CS:	Credit Suisse
JPM:	JPMorgan Chase & Co.
UBS:	UBS Warburg LLC

Currency Abbreviations:

Currency Abbreviations have been used throughout the portfolio to indicate amounts shown in currencies other than the U.S. dollar (USD):

AUD:	Australian Dollar
BRL:	Brazilian Real
CAD:	Canadian Dollar
CHF:	Swiss Franc
COP:	Colombian Peso
EUR:	Euro
GBP:	British Pound
IDR:	Indonesian Rupiah
KRW:	South Korean Won
MXN:	Mexican Peso
MYR:	Malaysia Ringgit
NOK:	Norwegian Krone
NZD:	New Zealand Dollar
PHP:	Philippine Peso
RON:	Romanian Lei
SEK:	Swedish Krona
SGD:	Singapore Dollar
ZAR:	South African Rand

Subsequent Events:

On April 28, 2014, Managers Investment Group LLC, advisor to the Managers Funds, changed its name to AMG Funds LLC. Additionally, the Managers family of mutual funds became the AMG family of mutual funds. Please visit www.amgfunds.com/funds for additional information related to these changes.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMG FUNDS III

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, President

Date: May 15, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, President

Date: May 15, 2014

By:	/s/ Donald S. Rumery
Donald S. Rumery, Chief Financial Officer

Date: May 15, 2014